OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10529

The Investment House Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 350 Los Angeles, California	90025
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC  11150 Santa Monica Blvd.  Los Angeles, CA 90025

(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 873-3021

Date of fiscal year end:      July 31, 2013

Date of reporting period:    October 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
October 31, 2012 (Unaudited)
Common Stocks - 116.6%	Shares	Value

Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 2.3%
Yum! Brands, Inc.	14,000	$981,540

Household Durables - 1.9%
Tupperware Brands Corporation	14,000	827,400

Consumer Staples - 4.8%
Beverages - 2.3%
Coca-Cola Company (The)	26,000	966,680

Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	5,000	492,150

Household Products - 1.3%
Church & Dwight Company, Inc.	11,000	558,360

Health Care - 22.3%
Biotechnology - 0.9%
Celgene Corporation*	5,000	366,600

Health Care Equipment & Supplies - 10.5%
Baxter International, Inc.	9,000	563,670
Conceptus, Inc.*	22,500	423,900
Intuitive Surgical, Inc.*	3,000	1,626,660
Medtronic, Inc.	21,000	873,180
St. Jude Medical, Inc.	16,000	612,160
Stryker Corporation	7,500	394,500
		4,494,070
Health Care Providers & Services - 4.2%
Henry Schein, Inc.*	12,700	937,006
McKesson Corporation	9,000	839,790
		1,776,796
Pharmaceuticals - 6.7%
Allergan, Inc.	8,500	764,320
Mylan, Inc.*	30,000	760,200
Novartis AG - ADR	6,000	362,760
Roche Holdings AG - ADR	7,000	336,140
Teva Pharmaceutical Industries Ltd. - ADR	16,000	646,720
		2,870,140
Industrials - 10.3%
Air Freight & Logistics - 1.1%
FedEx Corporation	5,300	487,547

Commercial Services & Supplies - 1.3%
Stericycle, Inc.*	6,000	568,560

The Investment House Growth Fund
Schedule of Investments (Continued)
Common Stocks - 116.6% (Continued)	Shares	Value

Industrials - 10.3% (Continued)
Electrical Equipment - 1.2%
Babcock & Wilcox Company (The)*	20,000	$515,400

Industrial Conglomerates - 2.0%
General Electric Company	40,000	842,400

Machinery - 3.7%
Cummins, Inc.	4,500	421,110
Pall Corporation	18,100	1,139,576
		1,560,686
Road & Rail - 1.0%
Norfolk Southern Corporation	7,000	429,450

Information Technology - 68.1%
Communications Equipment - 1.9%
QUALCOMM, Inc.	13,700	802,478

Computers & Peripherals - 21.7%
3D Systems Corporation*	10,000	435,000
Apple, Inc.	8,500	5,058,350
EMC Corporation*	45,000	1,098,900
Stratasys, Inc.*	40,000	2,666,800
		9,259,050
Electronic Equipment, Instruments & Components - 4.2%
Trimble Navigation Ltd.*	37,800	1,783,404

Internet Software & Services - 11.4%
eBay, Inc.*	45,000	2,173,050
Facebook, Inc.*	12,000	253,380
Google, Inc. - Class A*	3,600	2,447,172
		4,873,602
IT Services - 9.0%
Accenture Ltd. - Class A	17,900	1,206,639
Automatic Data Processing, Inc.	7,000	404,530
International Business Machines Corporation	11,500	2,237,095
		3,848,264
Semiconductors & Semiconductor Equipment - 2.3%
Texas Instruments, Inc.	35,000	983,150

Software - 17.6%
Adobe Systems, Inc.*	12,000	408,000
Autodesk, Inc.*	11,000	350,240
Intuit, Inc.	36,000	2,139,120
Microsoft Corporation	55,000	1,569,425
Nuance Communications, Inc. *	20,000	445,200
Oracle Corporation	30,000	931,500
SAP AG	13,000	947,700
Symantec Corporation*	40,000	727,600
		7,518,785

The Investment House Growth Fund
Schedule of Investments (Continued)
Common Stocks - 116.6% (Continued)	Shares	Value

Materials - 6.9%
Chemicals - 6.9%
Ecolab, Inc.	15,000	$1,044,000
Scotts Miracle-Gro Company (The) - Class A	23,600	1,010,316
Sigma-Aldrich Corporation	12,600	883,764
		2,938,080

Total Common Stocks (Cost $29,212,318)		$49,744,592

Money Market Funds - 0.0% (a)	Shares	Value

First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $978)	978	$978

Total Investments at Value (c) - 116.6% (Cost $29,213,296)		$49,745,570

Liabilities in Excess of Other Assets - (16.6%)		(7,098,198)

Net Assets - 100.0%		$42,647,372

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security. Rate shown is the 7-day effective yield as of October 31, 2012.

(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

See accompanying notes to Schedule of Investments.

The Investment House Growth Fund
Notes to Schedule of Investments
October 31, 2012 (Unaudited)

1.	Securities valuation

Equity securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the investment advisor to the Fund (the “adviser”) believes such prices accurately reflect the market value of such securities.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The Investment House Funds and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Securities with remaining maturities of 60 days or less at the time of purchase are value at amortized cost, which approximates market value.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,744,592	$-	$-	$49,744,592
Money Market Funds	978	-	-	978
Total	$49,745,570	$-	$-	$49,745,570

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. As of October 31, 2012, the Fund did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Fund as of October 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

3.	Federal income tax

The following is computed on a tax basis for each item as of October 31, 2012:

Cost of portfolio investments	$29,213,296

Gross unrealized appreciation	$21,265,613
Gross unrealized depreciation	(733,339)

Net unrealized appreciation	$20,532,274

4.	Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the Information Technology sector or the Health Care sector, it will be affected by developments affecting the applicable sector. These sectors are subject to changing government regulations. Companies in these sectors also may be significantly affected by intense competition. In addition, technology and health care products may be subject to rapid obsolescence.

5.	Bank Line of Credit

The Fund has a secured bank line of credit with US Bank NA that provides a maximum borrowing of up to $12,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 15, 2012. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 6, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	December 6, 2012

* Print the name and title of each signing officer under his or her signature.